BANK LOAN (Details Narrative)			12 Months Ended
	Sep. 01, 2024 USD ($)	Apr. 21, 2021 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 01, 2024 CNY (¥)	Sep. 26, 2023 USD ($)	Sep. 26, 2023 CNY (¥)	Apr. 21, 2021 CNY (¥)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Short term debt			$ 132,777
Interest expense			$ 35,701	$ 7,929	$ 16,715
Line Of Credit Agreement [Member] | Wuxi Jinbang [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Line of credit		$ 219,691							¥ 1,400,000
Annual interest rate		8.40%							8.40%
Expiration date		Apr. 20, 2027
Long term debt							$ 140,847	¥ 1,000,000
Line Of Credit Agreement [Member] | Tianjin Lobo [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Line of credit	$ 410,998					¥ 3,000.000
Annual interest rate	8.89%					8.89%
Expiration date	Aug. 31, 2027
Long term debt	$ 236,513
Short term debt	$ 132,777